Shareholder Report, Average Annual Return (Details) 196255_Fundamentals First ETF_TF_TSR Annual {TF}	12 Months Ended	28 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Fundamentals First ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamentals First ETF
Average Annual Return, Percent	21.32%	14.24%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	22.32%	20.50%